DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS

20)       DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments with a number of customers for the purpose of mitigating their overall risk exposure as well as managing risk exposure. The derivative financial instruments most often used are highly-liquid instruments traded on the futures market (B3).

(i)	Swap contracts

Foreign currency and interest rate swaps are agreements to exchange one set of cash flows for another and result in an economic exchange of foreign currencies or interest rates (for example fixed or variable) or in combinations (i.e., foreign currency and interest rate swaps). There is no exchange of the principal except in certain foreign currency swaps. The Company’s foreign currency risk reflects the potential cost of replacing swap contracts and whether the counterparties fail to comply with their obligations. This risk is continually monitored in relation to the current fair value, the proportion of the notional value of the contracts and the market liquidity. The Company, to control the level of credit risk assumed, evaluates the counterparties of the contracts using the same techniques used in its loan operations.

(ii)	Foreign exchange options

Foreign exchange options are contracts according to which the seller (option issuer) gives to the buyer (option holder) the right, but not the obligation, to buy (call option) or sell (put option) on a certain date or during a certain period, a specific value in foreign currency. The seller receives from the buyer a premium for assuming the exchange or interest-rate risk. The options can be arranged between the Company and a customer. The Company is exposed to credit risk only on purchased options and only for the carrying amount, which is the fair market value.

(iii)	Foreign currency and interest rate futures

Foreign currency and interest rate futures are contractual obligations for the payment or receipt of a net amount based on changes in foreign exchange and interest rates or the purchase or sale of a financial instrument on a future date at a specific price, established by an organized financial market. The credit risk is minimal, since the future contracts are guaranteed in cash or securities and changes in the value of the contracts are settled on a daily basis. Contracts with a forward rate are interest-rate futures operations traded individually which require settlement of the difference between the contracted rate and the current market rate over the value of the principal to be paid in cash at a future date.

(iv)	Forward transactions

A forward operation is a contract of purchase or sale, at a fixed price, for settlement on a certain date. Because it is a futures market, in which the purchase of the share will only be made on the date of maturity, a margin deposit is necessary to guarantee the contract. This margin can be in cash or in securities. The value of the margin varies during the contract according to the variation of the share involved in the operation, to the changes of volatility and liquidity, besides the possible additional margins that the broker could request.

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows:

	R$ thousand
	On December 31, 2021					On December 31, 2020
	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value
Futures contracts						-
Purchase commitments:	99,213,654	-	-	-	-	84,467,021		24,535	-	24,535
- Interbank market	61,640,819	-	-	-	-	40,651,059	-	10,050	-	10,050
- Foreign currency	31,449,101	-	-	-	-	39,875,542	-	10,832	-	10,832
- Other	6,123,734	2,234,955	-	-	-	3,940,420	2,807,910	3,653	-	3,653
Sale commitments:	186,188,569		-	-	-	316,512,537		(19,366)	-	(19,366)
- Interbank market (1)	131,650,443	70,009,624	-	-	-	263,958,439	223,307,380	(15,899)	-	(15,899)
- Foreign currency (2)	50,649,347	19,200,246	-	-	-	51,421,588	11,546,046	(1,371)	-	(1,371)
- Other	3,888,779	-	-	-	-	1,132,510	-	(2,096)	-	(2,096)

Option contracts
Purchase commitments:	277,559,369		1,304,697	473,982	1,778,679	326,423,643		2,456,611	895,667	3,352,278
- Interbank market	250,565,454	8,112,967	748,111	(264)	747,847	311,472,364	-	1,504,181	193,326	1,697,507
- Foreign currency	3,442,347	-	151,280	(51,642)	99,638	13,878,682	-	854,484	701,089	1,555,573
- Other	23,551,568	-	405,306	525,888	931,194	1,072,597	282,563	97,946	1,252	99,198
Sale commitments:	270,271,972		(943,666)	(148,378)	(1,092,044)	331,145,703		(2,520,903)	(589,180)	(3,110,083)
- Interbank market	242,452,487	-	(96,655)	45	(96,610)	314,999,693	3,527,329	(1,640,039)	(194,670)	(1,834,709)
- Foreign currency	3,986,437	544,090	(172,612)	115,438	(57,174)	15,355,976	1,477,294	(619,545)	(363,298)	(982,843)
- Other	23,833,048	281,480	(674,399)	(263,861)	(938,260)	790,034	-	(261,319)	(31,212)	(292,531)

Forward contracts
Purchase commitments:	32,430,997		303,733	(5,263)	298,470	76,011,205		4,696,246	14,818	4,711,064
- Interbank market	-	-	-	-	-	246,269	246,269	1,859	14,818	16,677
- Foreign currency	31,622,823	4,716,522	231,503	(826)	230,677	70,345,084	48,576,798	(453)	-	(453)
- Other	808,174	-	72,230	(4,437)	67,793	5,419,852	4,451,509	4,694,840	-	4,694,840
Sale commitments:	30,185,980		1,876,674	(38,817)	1,837,857	22,736,629		(132,076)	(4,678)	(136,754)
- Foreign currency (2)	26,906,301	-	(92,393)	-	(92,393)	21,768,286	-	(82,681)	-	(82,681)
- Other	3,279,679	2,471,505	1,969,067	(38,817)	1,930,250	968,343	-	(49,395)	(4,678)	(54,073)

Swap contracts

	R$ thousand
	On December 31, 2021					On December 31, 2020
	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Fair value adjustment	Fair value
Assets (long position):	85,399,663		13,299,664	3,501,416	16,801,080	66,137,265		11,195,415	3,591,785	14,787,200
- Interbank market	26,515,089	-	(33,786)	1,594,172	1,560,386	4,095,567	-	106,827	215,527	322,354
- Fixed rate	16,113,972	9,253,753	4,135,240	(765,075)	3,370,165	33,427,359	19,386,846	4,160,018	26,030	4,186,048
- Foreign currency	32,743,824	14,819,075	8,095,899	2,530,658	10,626,557	24,369,039	1,177,263	6,169,577	3,051,417	9,220,994
- IGPM	504,587	-	563,281	11,054	574,335	636,581	-	432,390	22,676	455,066
- Other	9,522,191	4,995,108	539,030	130,607	669,637	3,608,719	-	326,603	276,135	602,738
Liabilities (unrestricted position):	67,738,764		(10,367,236)	(1,337,364)	(11,704,600)	50,475,079		(10,838,073)	(2,653,090)	(13,491,163)
- Interbank market	37,713,535	11,198,446	(29,833)	(1,336,711)	(1,366,544)	7,350,385	3,254,818	(103,984)	(27,012)	(130,996)
- Fixed rate	6,860,219	-	(2,983,362)	21,352	(2,962,010)	14,040,513	-	(2,431,630)	(1,448,120)	(3,879,750)
- Foreign currency	17,924,749	-	(5,924,580)	(53,459)	(5,978,039)	23,191,776	-	(7,119,016)	(801,099)	(7,920,115)
- IGPM	713,178	208,591	(759,159)	(17,985)	(777,144)	836,307	199,726	(536,192)	(48,393)	(584,585)
- Other	4,527,083	-	(670,302)	49,439	(620,863)	5,056,098	1,447,379	(647,251)	(328,466)	(975,717)
Total	1,048,988,968		5,473,866	2,445,576	7,919,442	1,273,909,082		4,862,389	1,255,322	6,117,711

Derivatives include operations maturing in D+1.
(1) It includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$97,361,681 thousand (on December 2020 – R$128,431,775 thousand); and (ii) accounting cash flow hedges to protect DI-indexed investments totaling R$46,895,240 thousand (on December 2020 – R$ 12,942,667 thousand;
(2) It includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad totaling the amount of R$32,578,474 thousand (on December 2020 – R$29,678,043 thousand); and
(3) It reflects the net balance between the Asset and Liability position.

Swaps are contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

Credit Default Swap – CDS

In general, these represent a bilateral contract in which one of the counterparties buys protection against a credit risk of a particular financial instrument (its risk is transferred). The counterparty that sells the protection receives a remuneration that is usually paid linearly over the life of the operation.

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	R$ thousand
	On December 31, 2021	On December 31, 2020
Risk received in credit Swaps:	3,490,765	3,872,939
- Debt securities issued by companies	826,946	1,024,244
- Bonds of the Brazilian public debt	2,085,120	2,580,026
- Bonds of foreign public debt	578,699	268,669
Risk transferred in credit Swaps:	(1,512,316)	(1,304,372)
- Brazilian public debt derivatives	(831,495)	(332,589)
- Foreign public debt derivatives	(680,821)	(971,783)
Total net credit risk value	1,978,449	2,568,567
Effect on Shareholders' Equity	111,268	105,226
Remuneration on the counterparty receiving the risk	(33,927)	(26,462)

The contracts related to credit derivatives transactions described above are due in 2026. There were no credit events, as defined in the agreements, during the period.

The Company has the following hedge accounting transactions:

Cash Flow Hedge

The financial instruments classified in this category, aims to reduce exposure to future changes in interest and foreign exchange rates, which impact the operating results of the Company. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders’ equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge object. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	46,895,240	47,164,744	(933,758)	(513,567)
Hedge of interest payments on funding (2)	97,361,681	96,910,430	215,196	118,358
Total on December 31, 2021	144,256,921	144,075,174	(718,562)	(395,209)

Hedge of interest receipts from investments in securities (1)	12,942,667	13,197,717	100,114	55,063
Hedge of interest payments on funding (2)	128,431,775	126,398,921	(316,082)	(173,845)
Total on December 31, 2020	141,374,442	139,596,638	(215,968)	(118,782)

(1) It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2027, making the cash flow fixed; and

(2) It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with maturity dates until 2025, making the cash flow fixed.

For the next 12 months, the gains/(losses) related to the inefficiency of the cash flow hedge, which we expect to recognize in the statement of income, amount to R$(77,839) thousand.

In December 2021, Bradesco terminated some hedge accounting instruments to protect cash flows. The fair value changes of these hedging instruments, previously recorded in shareholders' equity, will be appropriated to profit or loss, according to the result of the hedged item. In 2021, the amount of R$ 11,086 thousand was recycled to the statement of income, net of tax effects, the accumulated balance in shareholders' equity on December 31, 2021 is R$ 765,719 thousand, this amount will be appropriated to profit or loss until the year 2027.

There were no gains/(losses) related to the cash flow accounting hedge, recorded in profit or loss, in the year ended December 31, 2021 and 2020.

Fair value hedge

The financial instruments classified in this category, aim to offset the risks arising from the exposure to the variation at market value of the hedged object item. The hedged object is adjusted at market value and the effective portion of the valuations or devaluations of this instrument is recognized in profit or loss, net of tax effects and is only transferred to Shareholders’ Equity in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge. The ineffective portion of the hedge object is recognized directly in Shareholders’ Equity.

Strategy (1)	R$ mil
	Fair value hedging instrument	Fair value hedge object	Adjustment to fair value recorded in profit or loss (gross of tax effects)	Adjustment to fair value recorded in profit or loss (net of tax effects)
Debenture Hedge	205,592	205,592	5,592	3,076
Total on December 31, 2021	205,592	205,592	5,592	3,076
(1) Regarding the risk of shares, using Swaps contracts, with maturities up to 2022.

For the next 12 months, the gains/(losses) related to the fair value accounting hedge, which the Company expects to recognize in other comprehensive income, amounts to R$(4,025) thousand.

There were no gains/(loss) related to fair value accounting hedge, registered in other comprehensive income, in the years ended December 31, 2021 and 2020.

Hedge of investments abroad

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Company. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders’ equity, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	4,658,609	2,800,937	(839,389)	(440,197)
Total on December 31, 2021	4,658,609	2,800,937	(839,389)	(440,197)

Hedge of exchange variation on future cash flows (1)	4,839,546	2,570,621	(576,303)	(316,967)
Total on December 31, 2020	4,839,546	2,570,621	(576,303)	(316,967)
(1)	Whose functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

For the next 12 months, the gains/(losses) related to the ineffectiveness of the hedge of investments abroad, which we expect to recognize in the result, amount to R$ 404 thousand.

The gains/(losses) related to the ineffectiveness of the hedge of investments abroad, recorded in profit or loss, in the year ended on December 31, 2021 was R$(38,333) thousand (2020 R$(12,697) thousand).

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Company, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Company particularly to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments are recognized in “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”, in the consolidated statement of income.

Offsetting of financial assets and liabilities

A financial asset and a financial liability are offset and their net value presented in the Statement of Financial Position when, and only when, there is a legally enforceable right to offset the amounts recognized and the Bank intends to settle them in a liquid basis, or to realize the asset and settle the liability simultaneously.

The table below presents financial assets and liabilities subject to net settlement:

	R$ thousand
	On December 31, 2021			On December 31, 2020
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	67,500,239	-	67,500,239	179,729,420	-	179,729,420
Derivative financial instruments	22,184,725	-	22,184,725	24,815,393	-	24,815,393
						-

	R$ thousand
	On December 31, 2021			On December 31, 2020
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial liabilities
Securities sold under agreements to repurchase	222,574,700	-	222,574,700	217,108,353	-	217,108,353
Derivative financial instruments	14,265,283	-	14,265,283	18,697,682	-	18,697,682

On December 31, 2021 and 2020, Bradesco does not offset any financial assets and financial liabilities in its Statement of Financial Position.